FOREIGN EXCHANGE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FOREIGN EXCHANGE
Realized, foreign exchange (gain)/loss	$ (121)	$ 3,477	$ 771
Realized, foreign exchange (gain)/loss on U.S. dollar cash held in parent company	(937)	(2,330)	(902)
Unrealized, foreign exchange (gain)/loss on U.S. dollar working capital in parent company	11,217	(8,055)	1,363
Foreign exchange (gain)/loss	$ 10,159	$ (6,908)	$ 1,232